FINANCIAL STATEMENTS

                   American Republic Variable Annuity Account
                          Year Ended December 31, 2008
                  With Report of Independent Registered Public
                                 Accounting Firm

                   American Republic Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2008




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................6
Notes to Financial Statements..................................................9

                              [Ernst & Young LLP]


             Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
American Republic Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of American Republic Variable Annuity Account (the Account), comprised of the Money Market, Intermediate Bond (formerly U.S. Government/High Grade Securities), Growth, Growth and Income, International Growth, and Balanced Wealth Strategy (formerly Balanced Shares) Divisions, as of December 31, 2008, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the mutual funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting the American Republic Variable Annuity Account at December 31, 2008, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
April 8, 2009

                   American Republic Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2008

                                                                                        MONEY           INTERMEDIATE
                                                                                        MARKET               BOND
                                                                                        DIVISION          DIVISION
                                                                                ------------------------------------
ASSETS
Investments in shares of mutual funds, at market                                      $ 201,929         $1,435,374
Total assets                                                                          $ 201,929         $1,435,374

LIABILITIES                                                                                   -                  -
Net assets                                                                            $ 201,929         $1,435,374
                                                                                ===================================

NET ASSETS
Accumulation units                                                                    $ 154,726         $1,406,810
Contracts in annuitization period                                                        47,203             28,564
Total net assets                                                                      $ 201,929         $1,435,374
                                                                                ===================================

Investments in shares of mutual funds, at cost                                        $ 201,929         $1,568,702
Shares of mutual fund owned                                                             201,929            136,702

Accumulation units outstanding                                                            9,383             60,940
Accumulation unit value                                                                 $ 16.49            $ 23.09

Annuitized units outstanding                                                              2,862              1,237
Annuitized unit value                                                                   $ 16.49            $ 23.09

See accompanying notes.


                                                                   BALANCED
                            GROWTH AND       INTERNATIONAL          WEALTH
          GROWTH              INCOME            GROWTH             STRATEGY
         DIVISION            DIVISION          DIVISION            DIVISION
---------------------------------------------------------------------------

        $ 1,281,326         $ 487,524          $ 726,081       $ 1,035,607
          1,281,326           487,524            726,081         1,035,607

                  -                 -                  -                 -
        $ 1,281,326         $ 487,524          $ 726,081       $ 1,035,607
===========================================================================


        $ 1,268,492         $ 470,328          $ 707,715         $ 985,770
             12,834            17,196             18,366            49,837
        $ 1,281,326         $ 487,524          $ 726,081       $ 1,035,607
===========================================================================

        $ 1,526,652         $ 806,841        $ 1,482,949       $ 1,255,231
             97,217            37,216             57,994           120,001

             47,829            27,526             41,465            38,460
            $ 26.52           $ 17.09            $ 17.07           $ 25.63

                484             1,006              1,076             1,944
            $ 26.52           $ 17.09            $ 17.07           $ 25.63

                 American Republic Variable Annuity Account

                          Statements of Operations

                        Year Ended December 31, 2008

                                                                                        MONEY           INTERMEDIATE
                                                                                        MARKET               BOND
                                                                                        DIVISION          DIVISION
                                                                                ------------------------------------

Income:
Dividends                                                                               $ 3,974           $ 29,915
Expenses:
Mortality and expense risk                                                                2,961             17,512
                                                                                -----------------------------------
Net investment income (loss)                                                              1,013             12,403

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares                                                   -             (7,620)
Realized gain distributions                                                                   -                  -
                                                                                -----------------------------------
Net realized gain (loss) on investments                                                       -             (7,620)

Change in unrealized appreciation (depreciation) of investments                               -           (119,444)
                                                                                -----------------------------------
Increase (decrease) in net assets from operations                                       $ 1,013         $ (114,661)
                                                                                ===================================

see accompanying notes.

                                                                   BALANCED
                            GROWTH AND       INTERNATIONAL          WEALTH
          GROWTH              INCOME            GROWTH             STRATEGY
         DIVISION            DIVISION          DIVISION            DIVISION
---------------------------------------------------------------------------

                $ -          $ 15,197                $ -          $ 81,647

             27,220            10,003             16,849            20,475
---------------------------------------------------------------------------
            (27,220)            5,194            (16,849)           61,172


             44,439           (13,964)           (46,175)         (310,832)
                  -           129,381             24,117           164,012
---------------------------------------------------------------------------
             44,439           115,417            (22,058)         (146,820)

         (1,069,678)         (488,549)          (707,949)         (435,748)
---------------------------------------------------------------------------
        $(1,052,459)       $ (367,938)        $ (746,856)       $ (521,396)
===========================================================================

                   American Republic Variable Annuity Account

                       Statements of Changes in Net Assets

                                                             MONEY MARKET                        INTERMEDIATE
                                                               DIVISION                          BOND DIVISION
                                                     --------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                            2008           2007              2008            2007
                                                     --------------------------------------------------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $ 1,013         $ 8,475          $ 12,403       $ 29,451
Net realized gain (loss) on investments                         -               -            (7,620)       (14,491)
Change in unrealized appreciation
(depreciation) of investments                                   -               -          (119,444)         7,614
                                                     --------------------------------------------------------------
Increase (decrease) in net assets
from operations                                             1,013           8,475          (114,661)        22,574

Contract transactions:
Administrative charges                                       (266)           (311)           (1,516)          (430)
Contract distributions and terminations                      (879)        (37,904)          (86,492)      (233,760)
Transfer payments from (to) other divisions                     -          25,269         1,008,016          9,581
Actuarial adjustment in reserves for
currently payable annuity contracts                       (11,859)       (135,843)          (20,230)       (20,035)
                                                     --------------------------------------------------------------
Increase (decrease) in net assets from
contract transactions                                     (13,004)       (148,789)          899,778       (244,644)
                                                     --------------------------------------------------------------
Total (decrease) increase in net assets                   (11,991)       (140,314)          785,117       (222,070)

Net assets at beginning of year                           213,920         354,234           650,257        872,327
                                                     --------------------------------------------------------------
Net assets at end of year                               $ 201,929       $ 213,920       $ 1,435,374      $ 650,257
                                                     ==============================================================

See accompanying notes.


                                        GROWTH AND                   INTERNATIONAL
       GROWTH DIVISION               INCOME DIVISION                GROWTH DIVISION
------------------------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31
     2008           2007            2008         2007             2008          2007
------------------------------------------------------------------------------------------

     $ (27,220)     $ (41,962)       $ 5,194       $ 2,274        $ (16,849)       $ (170)
        44,439        272,129        115,417       182,097          (22,058)    1,066,107

    (1,069,678)       103,490       (488,549)     (128,623)        (707,949)     (772,055)
------------------------------------------------------------------------------------------

    (1,052,459)       333,657       (367,938)       55,748         (746,856)      293,882


        (1,444)        (1,880)          (690)         (844)            (994)       (1,247)
      (281,205)      (799,940)      (105,864)     (577,365)         (83,447)     (196,319)
             -        (58,808)             -        18,787           (9,083)       (5,713)

        (5,127)       (51,463)        (4,506)       (5,527)           5,452       (17,373)
------------------------------------------------------------------------------------------

      (287,776)      (912,091)      (111,060)     (564,949)         (88,072)     (220,652)
------------------------------------------------------------------------------------------
    (1,340,235)      (578,434)      (478,998)     (509,201)        (834,928)       73,230

     2,621,561      3,199,995        966,522     1,475,723        1,561,009     1,487,779
------------------------------------------------------------------------------------------

   $ 1,281,326    $ 2,621,561      $ 487,524     $ 966,522        $ 726,081   $ 1,561,009
==========================================================================================

                   American Republic Variable Annuity Account

                                                            Balanced Wealth
                                                           Strategy Division

                                                          Year Ended December 31
--------------------------------------------------------------------------------
                                                           2008            2007
--------------------------------------------------------------------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                            $ 61,172       $ 29,485
Net realized gain (loss) on investments                 (146,820)       120,158
Change in unrealized (depreciation)
appreciation of investments                             (435,748)      (109,000)
                                                        ------------------------
Increase (decrease) in net assets
from operations                                         (521,396)        40,643

Contract transactions:
Administrative charges                                    (1,293)        (1,545)

Contract distributions and terminations                 (372,189)      (393,458)

Transfer payments from (to) other divisions                    -            729

Actuarial adjustment in reserves for
currently payable annuity contracts                       (8,757)      (128,343)
                                                        ------------------------
Increase (decrease) in net assets from
contract transactions                                   (382,239)      (522,617)
Total (decrease) increase in net assets                 (903,635)      (481,974)

Net assets at beginning of year                        1,939,242      2,421,216
                                                       -------------------------
Net assets at end of year                            $ 1,035,607    $ 1,939,242
                                                 ===============================

See accompanying notes.

                   American Republic Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2008


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

American Republic Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by American Republic Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in six investment divisions which, in turn, own shares of the following portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance), an open-end registered investment company (mutual fund) at December 31, 2008:


                             DIVISION                           INVESTS EXCLUSIVELY IN SHARES OF
     ----------------------------------------------------------------------------------------------------------

     Money Market                                            Money Market Portfolio
     Intermediate Bond (1)                                   Intermediate Bond Portfolio
     Growth                                                  Growth Portfolio
     Growth and Income                                       Growth and Income Portfolio
     International Growth                                    International Growth Portfolio
     Balanced Wealth Strategy (2)                            Balanced Wealth Strategy Portfolio

     (1) Formerly U.S. Government/High Grade Securities
     (2) Formerly Balanced Shares

During 2008, Alliance merged the Global Bond portfolio into the U.S. Government/High Grade Securities portfolio. As a result of the merger, the shares held by the Global Bond portfolio were exchanged for shares of the U.S. Government/High Grade Securities portfolio. This has been reflected as a transfer payment from other divisions in the accompanying Statement of Changes in Net Assets. The U.S. Government/High Grade Securities portfolio was then renamed the Intermediate Bond portfolio. Subsequently, Alliance also merged the Balanced Shares portfolio into the Balanced Wealth Strategy portfolio. As a result of the merger, the shares held by the Balanced Shares portfolio were exchanged for shares of the Balanced Wealth Strategy portfolio, an existing Alliance portfolio.

                   American Republic Variable Annuity Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments or transfers into the Account.

INVESTMENTS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value based on quoted market price. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. SFAS No. 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The Account did not experience any changes to its fair valuation procedures for net assets. See Note 2 for disclosure requirements of SFAS No. 157.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Account adopted SFAS No. 157 effective January 1, 2008. In accordance with SFAS No. 157, fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment.

SFAS No. 157 establishes a three-tier hierarchy to provide disclosures regarding the use of observable market data and unobservable inputs in the determination of fair value measurements and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:

     Level 1 - quoted prices in active markets for identical investments.

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

The valuation techniques used by the Company to measure fair value during the year ended December 31, 2008, maximized the use of observable inputs and minimized the use of unobservable inputs.

The Account's investments in mutual funds included in the Statements of Assets and Liabilities are measured using quoted market prices, as discussed in Note 1, and are therefore considered Level 1.

3. EXPENSES AND RELATED-PARTY TRANSACTIONS

Mortality and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year.

4. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is currently being made to the Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments by division were as follows during the year ended December 31, 2008:

                                                                              COST OF         PROCEEDS FROM
                                   DIVISION                                  PURCHASES            SALES
     ----------------------------------------------------------------------------------------------------------

     Money Market                                                           $       16,543    $       28,534
     Intermediate Bond                                                           1,016,106           133,839
     Growth                                                                              -           314,997
     Growth and Income                                                             144,593           121,078
     International Growth                                                           52,435           133,239
     Balanced Wealth Strategy                                                    1,537,224         1,694,279

6. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31:

                                              2008                                      2007
                            ------------------------------------------ ----------------------------------------
                                                             NET                                      NET
            DIVISION          PURCHASED      REDEEMED     DECREASE      PURCHASED      REDEEMED     DECREASE
     ----------------------------------------------------------------- ----------------------------------------
     ----------------------------------------------------------------- ----------------------------------------

     Money Market                     763         1,552         (789)         2,842        12,015       (9,173)
     Intermediate Bond             41,021         4,846       36,175            376        10,436      (10,060)
     Growth                             _         7,757       (7,757)            38        20,241      (20,203)
     Growth and Income                  _         4,595       (4,595)           638        19,936      (19,298)
     International Growth             926         4,513       (3,587)        47,295        54,197       (6,902)
     Balanced Wealth
        Strategy                   41,387        52,856      (11,469)           656       (14,590)     (13,934)

7. UNIT VALUES

The following is a summary of units outstanding, unit values, and net assets at December 31, 2008, 2007, 2006, 2005, and 2004, and investment income ratios, expense ratios, and total return ratios for the years then ended:

                                                                                   RATIO OF
                                                                                   EXPENSES
                                                         NET       INVESTMENT     TO AVERAGE
                                              UNIT     ASSETS        INCOME           NET           TOTAL
              DIVISION             UNITS     VALUE     (000S)      RATIO (1)      ASSETS (2)     RETURN (3)
     ----------------------------------------------------------------------------------------------------------

     MONEY MARKET
        2008                       12,245     $16.49      $202        1.89%          1.40%           0.48%
        2007                       13,034      16.41       214        4.29           1.40            2.92
        2006                       22,207      15.95       354        4.15           1.40            2.75
        2005                       23,408      15.52       363        2.39           1.40            0.91
        2004                       15,909      15.38       245        0.67           1.40           (0.71)
     INTERMEDIATE BOND(4)
        2008                       62,177      23.09     1,435        2.40           1.40           (7.68)
        2007                       26,002      25.01       650        5.16           1.40            3.38
        2006                       36,063      24.19       872        4.13           1.40            2.50
        2005                       43,208      23.60     1,020        2.93           1.40            0.55
        2004                       57,478      23.47     1,349        2.91           1.40            2.31
     GROWTH
        2008                       48,313      26.52     1,281            -          1.40          (43.28)
        2007                       56,070      46.76     2,622            -          1.40           11.44
        2006                       76,273      41.95     3,200            -          1.40           (2.45)
        2005                       98,444      43.01     4,234            -          1.40           10.42
        2004                      117,004      38.95     4,557            -          1.40           13.13
     GROWTH AND INCOME
        2008                       28,532      17.09       488        2.14           1.40          (41.44)
        2007                       33,127      29.18       967        1.59           1.40            3.65
        2006                       52,425      28.15     1,476        1.43           1.40           15.65
        2005                       67,059      24.34     1,632        1.48           1.40            3.40
        2004                       74,094      23.54     1,744        0.87           1.40            9.95

                                                                                   RATIO OF
                                                                                   EXPENSES
                                                         NET       INVESTMENT     TO AVERAGE
                                              UNIT     ASSETS        INCOME           NET           TOTAL
              DIVISION             UNITS     VALUE     (000S)      RATIO (1)      ASSETS (2)     RETURN (3)
     ----------------------------------------------------------------------------------------------------------

     INTERNATIONAL GROWTH
        2008                        42,541    $17.07      $726        0.00%          1.40%         (49.56)%
        2007                        46,127     33.84     1,561        1.40           1.40           20.62
        2006                        53,030     28.06     1,488        0.41           1.40           24.69
        2005                        61,714     22.50     1,388        0.50           1.40           17.49
        2004                        69,518     19.15     1,331        0.27           1.40           15.99
     BALANCED WEALTH STRATEGY(4)
        2008                        40,404     25.63     1,036        5.62           1.40         (31.44)
        2007                        51,873     37.38     1,939        2.75           1.40           1.61
        2006                        65,808     36.79     2,421        2.45           1.40          10.22
        2005                        79,711     33.38     2,660        2.58           1.40           2.49
        2004                        87,966     32.57     2,865        2.22           1.40           7.53

   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the Division, from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Division invest.

   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

    (3)These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   (4) During 2008, Alliance merged the Global Bond portfolio into the U.S. Government/High Grade Securities portfolio. As a result of the merger, the shares held by the Global Bond portfolio were exchanged for shares of the U.S. Government/High Grade Securities portfolio. The U.S. Government/High Grade Securities portfolio was then renamed the Intermediate Bond portfolio. Alliance also merged the Balanced Shares portfolio into the Balanced Wealth Strategy portfolio. As a result of the merger, the shares held by the Balanced Shares portfolio were exchanged for shares of the Balanced Wealth Strategy portfolio, an existing Alliance portfolio.